Leases (Detail Textuals) $ in Thousands			12 Months Ended
	Dec. 31, 2020 CAD ($)	Nov. 01, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 17, 2020	Jan. 01, 2020	Nov. 01, 2018 CAD ($)
Disclosure of initial application of standards or interpretations [line items]
Term of agreement	10 years
Discount rate used in lease obligations				6.50%	0.00%
Reduced sublease rent per annum	$ 87
Marley Drug Inc [Member]
Disclosure of initial application of standards or interpretations [line items]
Area of retail space				3,280
Sublease Agreement With Gvi [Member]
Disclosure of initial application of standards or interpretations [line items]
Term of agreement		3 years	3 years
Sublease rent upto 30th April, 2016	170		$ 170
Sublease rent from 1st May, 2016	$ 212		$ 212			$ 306
Reduced sublease rent per annum		$ 238